GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2025
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES
GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES

NOTE 23 - GENERAL, ADMINISTRATIVE, BUSINESS AND DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2025	2024	2023

	U.S. dollars in thousands
Payroll and related expenses	2,054	1,838	2,218
Share-based payments	226	427	884
Professional services	3,129	1,696	2,260
Office-related expenses	634	536	484
Other	129	390	172
	6,172	4,887	6,018